SHARE-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED COMPENSATION (Details) [Line Items]
Share price (in Dollars per share)	$ 10.15		$ 10.15		$ 8.90
Number of consecutive trading days where price is exceeded					20 days
Share based compensation	$ 3,323	$ 297	$ 4,873	$ 713	$ 1,652	$ 1,522
Market-based restricted share units, description			The market-based condition for these awards requires that the Company’s common shares maintain a closing price equal to or greater than $12.50 or $15.00 per share for any 20 trading days within any consecutive 30 trading day period on or before December 18, 2022 or December 18, 2024, respectively.
Stock Option [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Weighted-average grant date, fair value (in Dollars per share)	$ 10.11		$ 10.11		$ 2.02	$ 2.64
RSU
SHARE-BASED COMPENSATION (Details) [Line Items]
Fair value of units vested during period					$ 51
Share based compensation	$ 2,958		$ 4,152		286
Cost not yet recognized, amount					521
RSU
SHARE-BASED COMPENSATION (Details) [Line Items]
Share based compensation
Cost not yet recognized, amount					$ 2,276	$ 4,477
Cost not yet recognized, period for recognition					1 year 10 months 24 days	2 years 8 months 12 days
General and Administrative Expense
SHARE-BASED COMPENSATION (Details) [Line Items]
Share based compensation					$ 1,652	$ 1,522
Stock Option
SHARE-BASED COMPENSATION (Details) [Line Items]
Share based compensation					$ 1,366	$ 1,522
Weighted Average | RSU
SHARE-BASED COMPENSATION (Details) [Line Items]
Cost not yet recognized, period for recognition					1 year 3 months 18 days	0 years
Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan
SHARE-BASED COMPENSATION (Details) [Line Items]
Issuance of common shares upon vesting of RSUs (in Shares)					4,500,000
Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan | Common Shares
SHARE-BASED COMPENSATION (Details) [Line Items]
Expiration period					10 years
Vesting period					4 years
Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan | Common Shares | Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan
SHARE-BASED COMPENSATION (Details) [Line Items]
Vesting percentage					25.00%
Clever Leaves Holdings Inc2020 Incentive Award Plan
SHARE-BASED COMPENSATION (Details) [Line Items]
Issuance of common shares upon vesting of RSUs (in Shares)					2,813,215
Clever Leaves Holdings Inc2020 Incentive Award Plan | Share Based Payment Arrangement Tranche Five
SHARE-BASED COMPENSATION (Details) [Line Items]
Percentage of share reserved for issuance						50.00%
Clever Leaves Holdings Inc2020 Incentive Award Plan | Common Shares
SHARE-BASED COMPENSATION (Details) [Line Items]
Expiration period					10 years
Vesting period					4 years
Shares available for grant (in Shares)					2,813,215
Clever Leaves Holdings Inc2020 Incentive Award Plan | Common Shares | Installment, Four
SHARE-BASED COMPENSATION (Details) [Line Items]
Vesting percentage					25.00%
Clever Leaves Holdings Inc.2020 Earnout Award Plan
SHARE-BASED COMPENSATION (Details) [Line Items]
Number of consecutive trading days where price is exceeded					20 days	30 days	30 days	20 days
Clever Leaves Holdings Inc.2020 Earnout Award Plan | Share Based Payment Arrangement Tranche Five
SHARE-BASED COMPENSATION (Details) [Line Items]
Percentage of share reserved for issuance	50.00%		50.00%		50.00%
Share price (in Dollars per share)	$ 12.50		$ 12.50
Clever Leaves Holdings Inc.2020 Earnout Award Plan | Threshold, Two
SHARE-BASED COMPENSATION (Details) [Line Items]
Percentage of share reserved for issuance	50.00%		50.00%		50.00%
Clever Leaves Holdings Inc.2020 Earnout Award Plan | Minimum [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Number of consecutive trading days where price is exceeded			20 days
Clever Leaves Holdings Inc.2020 Earnout Award Plan | Minimum [Member] | Share Based Payment Arrangement Tranche Five
SHARE-BASED COMPENSATION (Details) [Line Items]
Share price (in Dollars per share)					$ 12.50	$ 12.50
Clever Leaves Holdings Inc.2020 Earnout Award Plan | Minimum [Member] | Threshold, Two
SHARE-BASED COMPENSATION (Details) [Line Items]
Share price (in Dollars per share)	$ 15.00		$ 15.00		$ 15.00
Clever Leaves Holdings Inc.2020 Earnout Award Plan | Common Shares
SHARE-BASED COMPENSATION (Details) [Line Items]
Shares available for grant (in Shares)					1,440,000	0
Shares granted (in Shares)						0